Employee Benefits - Summary of Employee Benefits Provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Defined benefit plans provision	₺ 1,684,487	₺ 2,621,135	₺ 1,391,572
Unused vacation provision	367,838	328,351
Total	₺ 2,052,325	₺ 2,949,486